Investment Portfolioas of August 31, 2022 (Unaudited)
DWS Municipal Income Trust
	Principal Amount ($)	Value ($)

Municipal Investments 142.6%
Alabama 0.4%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	1,625,000	1,688,262
Alaska 1.7%
Alaska, Industrial Development & Export Authority, Tanana Chiefs Conference Project, 4.0%, 10/1/2044	5,410,000	4,980,089
Alaska, Northern Tobacco Securitization Corp., Tobacco Settlement Revenue, “1”, Series A, 4.0%, 6/1/2050	2,250,000	2,003,899
		6,983,988
Arizona 2.7%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037, GTY: Citigroup Global Markets	1,050,000	1,108,753
5.5%, 12/1/2029, GTY: Citigroup Global Markets	1,400,000	1,545,394
Arizona, State University, Green Bond, Series A, 5.0%, 7/1/2043	5,900,000	6,378,348
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue, Series A, 5.0%, 9/1/2042	1,000,000	1,057,644
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	1,000,000	888,442
		10,978,581
California 13.3%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement:
Series A-1, Prerefunded, 5.0%, 6/1/2034	2,500,000	2,838,014
Series A-1, Prerefunded, 5.0%, 6/1/2035	2,500,000	2,838,014
California, Housing Finance Agency, Municipal Certificates, “A”, Series 2021-1, 3.5%, 11/20/2035	1,093,864	1,019,599
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	345,000	367,086
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	3,180,000	3,892,953
California, State General Obligation, 5.0%, 11/1/2043	5,000,000	5,137,228
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	1,825,000	1,860,199
Series A, AMT, 5.0%, 6/1/2048	240,000	243,418
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, San Diego County Tobacco Asset Securitization Corp., Series A, 5.0%, 6/1/2048	700,000	731,075
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,065,000	1,127,083
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2046	6,430,000	6,617,455
Series D, AMT, 5.0%, 5/15/2048	5,000,000	5,191,953
San Diego County, CA, Regional Airport Authority Revenue, Series B, Prerefunded, AMT, 5.0%, 7/1/2043	7,000,000	7,146,795
San Diego, CA, Unified School District, Election 2012, Series C, Prerefunded, 5.0%, 7/1/2035	4,700,000	4,806,398
San Diego, CA, Unified School District, Proposition Z Bonds, Series M2, 3.0%, 7/1/2050	2,000,000	1,502,732

San Francisco City & County, CA, Airport Commission, International Airport Revenue, Series D, AMT, 5.0%, 5/1/2048	2,965,000	3,060,238
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series B, AMT, 5.0%, 5/1/2046	5,000,000	5,144,370
		53,524,610
Colorado 7.4%
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, Prerefunded, 5.5%, 1/1/2035	5,450,000	5,667,148
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group:
Series A-1, 4.0%, 8/1/2044	1,000,000	917,812
Series A-2, 4.0%, 8/1/2049	8,960,000	8,144,157
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group, Series A, 5.0%, 12/1/2048	1,305,000	1,329,936
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.0%, 12/1/2048	10,110,000	10,435,964
Series A, AMT, 5.25%, 11/15/2043	2,400,000	2,437,071
Denver, CO, Health & Hospital Authority, Certificate of Participations, 5.0%, 12/1/2048	490,000	500,963
Denver, CO, Health & Hospital Authority, Healthcare Revenue, Series A, 4.0%, 12/1/2040	450,000	410,252
		29,843,303
Delaware 0.5%
Delaware, State Economic Development Authority, Retirement Communities Revenue, Acts Retirement Life Communities, Series B, 5.0%, 11/15/2048	1,750,000	1,815,965
District of Columbia 2.3%
District of Columbia, International School Revenue, 5.0%, 7/1/2039	500,000	505,274
District of Columbia, KIPP Project Revenue, 4.0%, 7/1/2049	2,405,000	2,138,706
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	800,000	812,665
Series A, AMT, 5.0%, 10/1/2043	3,400,000	3,444,221
AMT, 5.0%, 10/1/2047	1,000,000	1,035,178
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	1,590,000	1,433,371
		9,369,415
Florida 12.7%
Brevard County, FL, Health Facilities Authority, Hospital Revenue, Health First, Inc., Series A, 4.0%, 4/1/2052	2,500,000	2,290,947
Broward County, FL, Airport Systems Revenue, Series A, AMT, 4.0%, 10/1/2049	345,000	314,485
Clay County, FL, Sales Surtax Revenue, 4.0%, 10/1/2039	1,650,000	1,629,235
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	1,665,000	1,737,937
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2047	900,000	916,305
Series A, 5.0%, 6/15/2052	270,000	274,305
Series A, 5.0%, 6/15/2056	440,000	444,944
Florida, Development Finance Corp., Brightline Florida Passenger Rail Expansion Project, AMT, 2.9% (a), 12/1/2056	600,000	596,949

Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	60,000	60,263
Series B, 5.0%, 7/1/2042 (b)	60,000	56,335
Series A-1, 5.0%, 7/1/2051	55,000	54,474
Series B, 5.0%, 7/1/2051 (b)	85,000	77,500
Series A-1, 5.0%, 2/1/2057	80,000	77,281
Series B, 5.0%, 7/1/2057 (b)	90,000	79,739
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	2,525,000	2,355,786
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, Series A, 4.0%, 10/1/2044	1,000,000	866,430
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042	1,490,000	1,540,372
Series A, AMT, 5.0%, 10/1/2047	965,000	991,395
Hillsborough County, FL, Aviation Authority, Tampa International Airport:
Series A, AMT, 4.0%, 10/1/2052	1,710,000	1,566,289
Series A, AMT, 5.0%, 10/1/2048	2,500,000	2,578,800
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2035	5,000,000	5,136,016
Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,444,306
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,013,075
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	3,335,000	3,447,348
Miami-Dade County, FL, Transit System, Series A, 4.0%, 7/1/2050	5,000,000	4,516,757
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Obligated Group, 4.0%, 10/1/2052	620,000	561,620
Osceola County, FL, Transportation Revenue, Series A-1, 4.0%, 10/1/2054	3,000,000	2,732,323
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities, Inc., Series A, 5.0%, 11/15/2045	3,100,000	3,227,128
Palm Beach County, FL, Health Facilities Authority, Jupiter Medical Center, Series A, 5.0%, 11/1/2052	600,000	599,661
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	2,045,000	2,070,918
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	3,775,000	3,288,566
Tampa, FL, Water & Waste Water System Revenue, Series A, 5.25%, 10/1/2057	1,500,000	1,707,207
		51,254,696
Georgia 6.7%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series D, AMT, 4.0%, 7/1/2038	2,000,000	1,922,265
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 5.0%, 4/1/2047	875,000	905,610
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	1,055,000	1,097,276
Fulton County, GA, Development Authority Hospital Revenue, Wellstar Health System, Obligated Inc. Project, Series A, 4.0%, 4/1/2050	1,320,000	1,231,419
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	1,640,000	1,408,716
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	465,000	467,944
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	5,000,000	5,204,099
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	10,000,000	10,950,613
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	1,010,000	1,043,771

Georgia, Private Colleges & Universities Authority Revenue, Mercer University, 4.0%, 10/1/2047	1,800,000	1,642,046
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, 4.0%, 10/1/2050	1,335,000	1,204,831
		27,078,590
Hawaii 0.4%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	1,490,000	1,535,681
Illinois 11.2%
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2044	800,000	821,643
Series A, 5.5%, 1/1/2049	450,000	474,267
Series A, 6.0%, 1/1/2038	405,000	435,666
Chicago, IL, Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B, Zero Coupon, 6/15/2044, INS: AGMC	2,500,000	895,922
Chicago, IL, O'Hare International Airport Revenue, Series A, AMT, 5.5%, 1/1/2055 (b)	1,225,000	1,303,997
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series D, AMT, 5.0%, 1/1/2047	2,085,000	2,117,064
Series D, AMT, 5.0%, 1/1/2052	4,700,000	4,757,449
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	395,000	400,699
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Series A, 5.0%, 12/1/2057	3,000,000	3,200,354
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, 4.0%, 12/1/2050	465,000	422,942
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,500,000	1,887,029
Illinois, State Finance Authority Revenue, Bradley University Project, Series A, 4.0%, 8/1/2051	3,000,000	2,514,451
Illinois, State Finance Authority Revenue, Northshore University Health System, Series A, 5.0%, 8/15/2051	2,000,000	2,115,182
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	1,745,000	1,787,962
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	4,445,000	4,605,830
Illinois, State General Obligation:
4.0%, 6/1/2033	2,400,000	2,358,701
Series C, 4.0%, 10/1/2037	2,500,000	2,368,434
Series B, 5.0%, 10/1/2033	1,970,000	2,073,755
Series A, 5.0%, 5/1/2034	3,500,000	3,666,032
Series A, 5.0%, 3/1/2046	335,000	347,911
Series A, 5.5%, 3/1/2042	1,000,000	1,098,485
Series A, 5.5%, 3/1/2047	915,000	995,402
5.75%, 5/1/2045	735,000	803,409
Illinois, State Toll Highway Authority, Series A, 5.0%, 1/1/2044	2,535,000	2,685,661
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	970,000	1,011,069
		45,149,316
Indiana 4.5%
Indiana, Finance Authority Revenue, DePauw University, Series A, 5.5%, 7/1/2052	4,000,000	4,241,825
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	2,965,000	2,995,013
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	3,500,000	3,568,603
Indiana, State Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A, 5.0%, 11/1/2043	7,000,000	7,332,911
		18,138,352

Iowa 0.4%
Iowa, Higher Education Loan Authority, Des Moines University Project, 5.375%, 10/1/2052	485,000	506,674
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project, 4.0%, 10/1/2045	885,000	800,733
Iowa, Tobacco Settlement Authority Revenue, “1”, Series A-2, 4.0%, 6/1/2049	260,000	239,883
		1,547,290
Kentucky 0.9%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	320,000	322,816
Series A, 5.25%, 6/1/2041	480,000	491,809
Louisville & Jefferson County, KY, Metro Government Hospital Revenue, UOFL Health Project:
Series A, 5.0%, 5/15/2047	610,000	621,578
Series A, 5.0%, 5/15/2052	1,960,000	1,989,496
		3,425,699
Louisiana 2.5%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	722,867
Louisiana, Public Facilities Authority Revenue, Loyola University Project, 4.0%, 10/1/2051	850,000	743,615
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2047	6,000,000	6,151,759
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System:
Series A, 5.0%, 10/1/2043, INS: AGMC	1,020,000	1,080,896
Series A, 5.0%, 10/1/2048, INS: AGMC	1,140,000	1,198,896
		9,898,033
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine Medical Center:
Series A, 5.0%, 7/1/2043	1,050,000	1,085,438
Series A, 5.0%, 7/1/2048	1,050,000	1,080,243
		2,165,681
Maryland 3.2%
Maryland, Stadium Authority Built To Learn Revenue, Series A, 4.0%, 6/1/2047	2,670,000	2,555,398
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2050	325,000	328,267
5.0%, 7/1/2056	2,550,000	2,559,662
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	745,000	780,209
Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead Inc.:
Series A, 5.0%, 7/1/2043	1,250,000	1,324,497
Series A, 5.0%, 7/1/2048	3,000,000	3,166,091
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group, Series A, 5.0%, 5/15/2045	2,000,000	2,086,700
		12,800,824

Massachusetts 2.9%
Massachusetts, Educational Financing Authority, Issue M:
Series C, AMT, 3.0%, 7/1/2051	1,180,000	836,732
Series B, AMT, 3.625%, 7/1/2038	1,365,000	1,268,614
Series C, AMT, 4.125%, 7/1/2052	2,000,000	1,780,231
Massachusetts, State Development Finance Agency Revenue, Series A-2, 4.0%, 7/1/2040	2,200,000	2,147,532
Massachusetts, State Development Finance Agency Revenue, Boston University, Series U-6E, 0.98% (c), 9/1/2022, LOC: TD Bank NA	100,000	100,000
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,545,945
Massachusetts, State Development Finance Agency Revenue, Springfield College:
Series B, 4.0%, 6/1/2050	1,080,000	956,772
Series A, 4.0%, 6/1/2056	1,295,000	1,112,391
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 1.05% (c), 9/1/2022, LOC: Bank of America NA	1,100,000	1,100,000
		11,848,217
Michigan 2.1%
Michigan, State Finance Authority Ltd. Obligation Revenue, Albion College:
4.0%, 12/1/2046	410,000	367,022
4.0%, 12/1/2051	420,000	367,880
Michigan, State Finance Authority Revenue, Series A, 4.0%, 2/15/2050	4,000,000	3,690,401
Michigan, Strategic Fund, 75 Improvement P3 Project, AMT, 5.0%, 6/30/2048	2,200,000	2,152,138
Wayne County, MI, Airport Authority Revenue, Series F, AMT, 5.0%, 12/1/2034	2,000,000	2,085,080
		8,662,521
Minnesota 3.3%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	1,800,000	1,845,429
Series A, 5.0%, 2/15/2053	5,060,000	5,192,527
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	1,220,000	1,267,830
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series B, 5.0%, 11/15/2036	4,200,000	5,005,948
		13,311,734
Missouri 0.2%
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	545,000	486,507
Series A, 5.0%, 2/1/2046	335,000	338,333
		824,840
Nebraska 0.3%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	1,330,000	1,362,197
New Jersey 5.0%
Atlantic County, NJ, Improvement Authority Lease Revenue, Atlantic City Campus Phase II Project, Series A, 4.0%, 7/1/2047, INS: AGMC	190,000	179,056
New Jersey, Economic Development Authority, Self Designated Social Bonds:
Series QQQ, 4.0%, 6/15/2046	115,000	105,468
Series QQQ, 4.0%, 6/15/2050	115,000	104,077

New Jersey, State Covid-19 General Obligation Emergency Bonds:
Series A, 4.0%, 6/1/2030	430,000	458,943
Series A, 4.0%, 6/1/2031	430,000	459,231
Series A, 4.0%, 6/1/2032	205,000	219,001
New Jersey, State Economic Development Authority Revenue, Series BBB, Prerefunded, 5.5%, 6/15/2030	2,690,000	3,027,828
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,273,028
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	345,000	358,234
Series A, 5.0%, 6/15/2047	385,000	396,265
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 2.5%, 12/1/2040	415,000	373,113
New Jersey, State Transportation Trust Fund Authority:
Series AA, 4.0%, 6/15/2045	435,000	400,423
Series AA, 4.0%, 6/15/2050	3,320,000	3,004,655
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.0%, 6/15/2046	5,600,000	5,786,574
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 12/15/2034	1,855,000	1,971,055
Series A, 5.0%, 12/15/2036	475,000	501,078
New Jersey, State Turnpike Authority Revenue, Series B, 5.0%, 1/1/2040	65,000	69,535
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	875,000	904,039
Series A, 5.25%, 6/1/2046	440,000	460,599
		20,052,202
New York 11.9%
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 1.08% (c), 9/1/2022, LOC: Barclays Bank PLC	770,000	770,000
Series G-1, 1.08% (c), 9/1/2022, LOC: Barclays Bank PLC	800,000	800,000
Series A-1, 4.0%, 11/15/2044	1,000,000	904,097
Series A-1, 4.0%, 11/15/2045	1,000,000	898,858
Series C, 5.0%, 11/15/2038	6,000,000	6,041,070
Series D, 5.0%, 11/15/2038	1,090,000	1,102,098
Series C, 5.0%, 11/15/2042	5,000,000	5,030,422
Series C-1, 5.0%, 11/15/2050	140,000	143,039
Series A-1, 5.25%, 11/15/2039	4,000,000	4,060,834
Series C-1, 5.25%, 11/15/2055	415,000	431,810
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series A-1, 5.0%, 11/15/2048	2,000,000	2,046,791
New York, Port Authority of New York & New Jersey Consolidated, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	205,000	214,121
5.0%, 9/1/2039	510,000	529,664
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School:
Series A, 4.0%, 7/1/2047	150,000	131,416
Series A, 4.0%, 7/1/2052	175,000	150,771
New York, State Transportation Development Corp., John F. Kennedy International Airport Project, AMT, 5.0%, 12/1/2042	260,000	269,214
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 5.0%, 1/1/2033	410,000	423,489
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series A, 4.0%, 3/15/2045	8,830,000	8,365,965
New York, State Urban Development Corp., Income Tax, 3.0%, 3/15/2050	2,000,000	1,551,623
New York, State Urban Development Corp., State Personal Income Tax Revenue, Series C, 3.0%, 3/15/2048	3,475,000	2,729,597

New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	150,000	155,554
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	800,000	825,400
Series TE, 5.0%, 12/15/2035	1,000,000	1,031,364
New York City, NY, Housing Development Corp., Series C-1, 4.25%, 11/1/2052	3,000,000	2,804,794
New York, NY, General Obligation:
Series A-3, 1.11% (c), 9/1/2022, LOC: Mizuho Bank Ltd	150,000	150,000
Series 3, 1.7% (c), 9/1/2022	350,000	350,000
Series A, 4.0%, 8/1/2040	3,500,000	3,422,225
Port Authority of New York & New Jersey, Series 207, AMT, 5.0%, 9/15/2048	1,875,000	1,949,056
Port Authority of New York & New Jersey, One Hundred Ninety-Third, AMT, 5.0%, 10/15/2035	800,000	823,254
		48,106,526
North Carolina 0.2%
Charlotte-Mecklenburg, NC, Hospital Authority Revenue, Atrium Health, Series E, 1.05% (c), 9/1/2022, LOC: Royal Bank of Canada	850,000	850,000
Ohio 3.4%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A, 4.0%, 6/1/2048	1,995,000	1,788,147
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	1,785,000	1,840,260
Franklin County, OH, Trinity Health Corp. Revenue, Series 2017, 5.0%, 12/1/2046	2,950,000	3,106,095
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	2,320,000	2,377,684
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects:
Series A, 5.0%, 2/15/2039 (b)	775,000	873,192
Series A-1, 5.25%, 2/15/2039	3,520,000	3,562,512
		13,547,890
Oregon 0.9%
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	3,335,000	3,445,266
Pennsylvania 7.7%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2047	3,090,000	3,177,264
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	460,000	494,496
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	1,560,000	1,646,501
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	750,000	810,810
5.0%, 6/1/2035	375,000	404,295
Pennsylvania, Economic Development Financing Authority, Series A, 4.0%, 10/15/2051	3,000,000	2,738,270
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	20,000	20,661
Pennsylvania, State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, 5.0%, 8/15/2049	5,000,000	5,231,976
Pennsylvania, State Turnpike Commission Revenue:
Series B, 4.0%, 12/1/2051	2,655,000	2,532,325
Series A, 5.0%, 12/1/2038	2,030,000	2,103,536
Series B-1, 5.0%, 6/1/2042	2,000,000	2,086,251
Series C, 5.0%, 12/1/2043	960,000	975,285
Series A, 5.0%, 12/1/2044	4,665,000	4,899,910
Series B, 5.0%, 12/1/2045	585,000	626,193
Series B, 5.0%, 12/1/2051	665,000	702,423
Philadelphia, PA, Airport Revenue, Series B, AMT, 5.0%, 7/1/2047	915,000	933,708
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	1,500,000	1,578,670
		30,962,574

South Carolina 4.8%
Charleston County, SC, Airport District, Airport System Revenue, Series A, AMT, 5.875%, 7/1/2032	6,560,000	6,708,083
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	6,000,000	5,377,822
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	4,000,000	4,091,445
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	3,000,000	3,121,437
		19,298,787
South Dakota 0.2%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project:
Series A, 4.0%, 8/1/2051	375,000	311,335
Series A, 4.0%, 8/1/2056	250,000	201,296
Series A, 4.0%, 8/1/2061	325,000	254,222
		766,853
Tennessee 1.1%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2037	1,200,000	1,274,702
Series A, 5.0%, 7/1/2044	1,600,000	1,678,469
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2045	1,500,000	1,306,660
		4,259,831
Texas 18.9%
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, Prerefunded, 5.0%, 1/1/2040	1,155,000	1,234,204
Series E, 5.0%, 1/1/2045	300,000	315,789
Clifton, TX, Higher Education Finance Corp., Idea Public Schools, Series T, 4.0%, 8/15/2047	410,000	379,831
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	2,250,000	2,342,755
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	3,000,000	2,570,726
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2040	2,060,000	2,073,092
5.0%, 1/1/2048	6,145,000	6,436,202
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2051	3,000,000	2,569,366
Series A, 4.0%, 4/1/2054	2,310,000	1,944,012
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group:
Series B, 5.0%, 7/1/2034	3,000,000	3,244,908
Series B, 5.0%, 7/1/2048	5,000,000	5,230,576
Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2039, INS: BAM	165,000	167,274
Series A, 4.0%, 8/1/2041, INS: BAM	200,000	201,379
Texas, Dallas/Fort Worth International Airport Revenue, Series F, 5.25%, 11/1/2033	3,500,000	3,589,926
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
Series B, Prerefunded, 5.0%, 4/1/2053	3,500,000	3,599,307
Series B, Prerefunded, 5.25%, 10/1/2051	5,000,000	5,155,126
Texas, Lower Colorado River Authority, LCRA Transmission Services Corp., Project, 5.0%, 5/15/2048	6,250,000	6,571,117

Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Project:
4.0%, 11/1/2049	270,000	231,177
4.0%, 11/1/2055	305,000	254,981
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments LLC, AMT, 5.0%, 6/30/2058	3,000,000	3,034,346
Texas, Regional Mobility Authority Revenue, Senior Lien, Series B, 4.0%, 1/1/2051	7,815,000	7,072,926
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	7,250,000	7,626,331
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	3,305,000	3,511,969
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	1,235,000	1,273,752
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund, Series A, 4.0%, 10/15/2049	2,815,000	2,692,345
Texas, University of Texas Revenue, Series B, 5.0%, 8/15/2049	2,250,000	2,646,864
		75,970,281
Utah 0.6%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2043	960,000	991,901
Series A, AMT, 5.0%, 7/1/2048	575,000	591,264
Utah, Infrastructure Agency Telecommunications & Franchise Tax Revenue, Pleasant Gove City Project:
4.0%, 10/15/2041	275,000	268,745
4.0%, 10/15/2044	340,000	321,508
4.0%, 10/15/2048	340,000	309,288
		2,482,706
Virginia 1.8%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare:
5.0%, 6/15/2036	400,000	418,745
5.0%, 10/1/2042	140,000	150,406
5.0%, 10/1/2047	465,000	492,061
5.0%, 10/1/2052	600,000	627,383
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	560,000	489,293
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2040	575,000	538,594
Virginia, Small Business Financing Authority, I-495 Hot Lanes Project:
AMT, 5.0%, 12/31/2052	625,000	645,687
AMT, 5.0%, 12/31/2057	315,000	323,339
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2056	3,645,000	3,705,639
		7,391,147
Washington 2.7%
Washington, Port of Seattle Revenue:
Series A, AMT, 5.0%, 5/1/2043	1,935,000	2,025,492
AMT, 5.0%, 4/1/2044	2,000,000	2,085,694
Washington, State Convention Center Public Facilities District, 5.0%, 7/1/2043	6,000,000	6,149,676
Washington, State Housing Finance Commission Municipal Certificates, “A”, Series A-1, 3.5%, 12/20/2035	604,005	551,032
		10,811,894

West Virginia 1.0%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	4,025,000	4,123,259
Wisconsin 2.1%
Wisconsin, Public Finance Authority, Education Revenue, Triad Educational Services Ltd. , Series 2021 A, 4.0%, 6/15/2061	5,200,000	4,110,896
Wisconsin, Public Finance Authority, Green Bond, Fargo Moorhead, AMT, 4.0%, 3/31/2056	1,605,000	1,272,237
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	2,925,000	3,029,938
		8,413,071
Guam 0.2%
Guam, International Airport Authority Revenue:
Series C, AMT, 6.375%, 10/1/2043	255,000	262,267
Series C, AMT, Prerefunded, 6.375%, 10/1/2043	280,000	291,293
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	315,000	330,506
		884,066
Total Municipal Investments (Cost $592,861,832)		574,574,148

Underlying Municipal Bonds of Inverse Floaters (d) 18.7%
Florida 2.7%
Orange County, FL, School Board, Certificates of Participations, Series C, 5.0%, 8/1/2034 (e)	10,000,000	10,774,061
Trust: Orange County, FL, School Board, Series 2016-XM0182, 144A, 12.92%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts 5.3%
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036 (e)	10,000,000	10,386,899
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016- XM0400, 144A, 9.01%, 7/15/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (e)	10,425,000	11,107,514
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016- XM0137, 144A, 12.995%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
		21,494,413
New York 5.4%
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (e)	10,000,000	10,782,311
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0580, 144A, 13.445%, 9/15/2025, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-4A, 5.0%, 7/15/2034 (e)	7,165,000	7,881,841
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2018-XM0620, 144A, 13.332%, 1/15/2026, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-3, 5.0%, 7/15/2038 (e)	2,685,000	2,899,632
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2018-XM0620, 144A, 13.376%, 1/15/2026, Leverage Factor at purchase date: 4 to 1
		21,563,784

Texas 2.6%
Texas, State Transportation Commission- Highway Improvement, Series A, 5.0%, 4/1/2038 (e)	10,000,000	10,676,756
Trust: Texas, State Transportation Commission, Series 2016-XM0404, 144A, 13.01%, 4/1/2024, Leverage Factor at purchase date: 4 to 1
Washington 2.7%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (e)	10,000,000	10,812,236
Trust: Washington, State General Obligation, Series 2017-XM0477, 144A, 13.01%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $76,047,997)		75,321,250

	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.21% (f) (Cost $60,727)	60,448	60,453

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $668,970,556)	161.3	649,955,851
Floating Rate Notes (d)	(13.1)	(52,700,000)
Series 2020-1 VMTPS, net of deferred offering costs	(49.3)	(198,591,506)
Other Assets and Liabilities, Net	1.1	4,195,168
Net Assets Applicable to Common Shareholders	100.0	402,859,513
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable or floating rate security. These securities are shown at their current rate as of August 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	When-issued security.
(c)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of August 31, 2022.
Date shown reflects the earlier of demand date or stated maturity date.

(d)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(e)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(f)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured

LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$649,895,398	$—	$649,895,398
Open-End Investment Companies	60,453	—	—	60,453
Total	$60,453	$649,895,398	$—	$649,955,851

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMIT-PH3
R-080548-1 (1/23)